Nature of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Nature of expenses
Production and manufacturing costs	$ 3,063	$ 1,259
Salaries and benefits	9,917	7,252
Consulting fees	3,395	4,141
Research and development expenses	2,318	2,211
Sales and marketing expenses (recovery)	574	(146)
Amortization and depreciation	1,538	1,511
Share-based compensation	3,018	1,266
Rent	231	270
Software/hardware	424	186
Bad debt expense		245
Insurance	1,278	383
Other expenses	411	500
Nature of expenses, total	26,167	$ 19,078
Salaries and benefits, net of government assistance	376
Research and development expenses, net of reimbursements	$ 316